STATEMENT OF FINANCIAL POSITION - USD ($)	Jan. 31, 2017	Jul. 31, 2016
Current Assets:
Cash and cash equivalents	$ 3,707	$ 27,160
Prepaid expenses	2,317	8,678
Other receivable	8,000	0
Total Current Assets	14,024	35,838
Office equipment, net	1,983	2,245
Prepaid Expenses and deposits	2,940	2,940
Total Assets:	18,947	41,023
Current Liabilities:
Accounts payable	1,057,237	1,069,608
Accrued expenses	18,346,423	14,320,245
Due to related party	1,050	1,050
Loans payable - related party	971,198	960,967
Loans payable	3,403	3,403
Sub-total Liabilities	20,379,311	16,355,273
Loans payable - related parties	73,238	0
Total Liabilities	$ 20,452,549	$ 16,355,273
Stockholders' (Deficit)
Preferred stock, authorized	200,000,000	200,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued and outstanding	1,800,000	1,800,000
Paid in Capital preferred stock	$ 2	$ 2
Common stock class A, authorized	7,000,000	7,000,000
Common stock class A, par value	$ 0.000001	$ 0.000001
Common stock class A, issued and outstanding	1,600,000	1,600,000
Paid in Capital Common stock class A	$ 1	$ 1
Common stock class B, authorized	4,000,000,000	4,000,000,000
Common stock class B, par value	$ 0.000001	$ 0.000001
Common stock class B, issued and outstanding	988,038,587	987,934,483
Paid in Capital Common stock class B	$ 988	$ 988
Common stock class C, authorized	4,000,000,000	4,000,000,000
Common stock class C, par value	$ 0.000001	$ 0.000001
Common stock class C, issued and outstanding	4,800,000	4,800,000
Paid in Capital Common stock class C	$ 5	$ 5
Common stock class D, authorized	4,000,000,000	4,000,000,000
Common stock class D, par value	$ 0.000001	$ 0.000001
Common stock class D, issued and outstanding	48,000,000	48,000,000
Paid in Capital Common stock class D	$ 48	$ 48
Additional paid in Capital	5,582,620	5,581,929
Stock subscriptions receivable	(47,000)	(47,000)
Accumulated Deficit	(25,970,266)	(21,850,223)
Total Stockholders' Deficit	(20,433,602)	(16,314,250)
Total Liabilities and Equity Deficit	$ 18,947	$ 41,023